Business and Summary of Significant Accounting Policies (Useful Lives of Depreciable Assets) (FY) (Details)	Dec. 31, 2023
Buildings
Property, Plant and Equipment [Line Items]
Useful life (in years)	30 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	10 years
Customer-leased equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	5 years